Document and Entity Information	May 23, 2023
Cover [Abstract]
Entity Registrant Name	Performance Food Group Company
Amendment Flag	true
Entity Central Index Key	0001618673
Document Type	8-K/A
Document Period End Date	May 23, 2023
Amendment Description	Amendment No. 1
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-37578
Entity Tax Identification Number	43-1983182
Entity Address, Address Line One	12500 West Creek Parkway
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23238
City Area Code	804
Local Phone Number	484-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	PFGC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false